Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Investments, All Other Investments [Abstract]
Schedule of financial assets at fair value
	As at 31 October 2019	As at 31 July 2019
Financial assets at fair value
Cash	$6,898,235	$9,004,716
Convertible loan receivable	67,166	52,225

Total financial assets at fair value	$6,965,401	$9,056,941

	As at 31 July 2019	As at 31 July 2018
Financial assets at fair value
Cash	$9,004,716	$324,837
Convertible loan receivable	52,225	-

Total financial assets at fair value	$9,056,941	$324,837